SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS: CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS
   FEBRUARY 28, 1997
STATEMENT OF ADDITIONAL INFORMATION
Effective May 9, 1997, the following information supplements information found in "Additional Purchase, Exchange, and Redemption Information" on page 119.
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.25% (Equity Funds); 4.25% (Bond Funds); 3.25% (Intermediate Bond Funds); or 1.50% (Short Bond Funds) front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a trust institution or bank trust department that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
2. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
3. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (2), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
Effective May 9, 1997, the following information replaces similar information found in "Additional Purchase, Exchange, and Redemption Information" on page 121.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived
(1) in the case of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue
Code;    or (3) in connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
Effective May 9, 1997, the following information replaces similar information found in "Additional Purchase, Exchange, and Redemption Information" on page 122.
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic
Withdrawal Program payments are drawn from Class A, Class T, Class B   ,
    or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
The following information replaces similar information found in "Trustees and Officers" on page 126.
The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products) Mr. Gates currently serves as a Trustee for each of the following trusts: Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund.
WILLIAM O. McCOY (63),Trustee     (   1997),     is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business
School (University of North Carolina at Chapel Hill, 1988).    Mr. McCoy
currently serves as a Trustee for each of the following trusts: Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund.
The following footnote replaces a similar footnote found in the "Trustees and Officers" section on page 130.
   (double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund, effective January 1, 1997.

SUPPLEMENT TO THE FIDELITY
ADVISOR FOCUS FUNDS
CLASS A, CLASS T, AND CLASS B
MARCH 24, 1997 PROSPECTUS
   EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "WHO MAY WANT TO INVEST" ON PAGE 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 33, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 30, and "Sales Charge Reductions and Waivers," page 33, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 33, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 30, for CDSC schedules and related information. EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "HOW TO BUY SHARES" ON PAGE 24.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 33, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 33, your
   Class A or     Class T share price will be the NAV. When you buy Class A
or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 30.
PURCHASE AMOUNTS OF MORE THAN    $250,000     WILL NOT BE ACCEPTED FOR
CLASS B SHARES.
   EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "INVESTOR SERVICES" ON PAGE 28.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic
redemptions from your    Class A, Class T, or Class B     account. Accounts
with a value of $10,000 or more in Class A , Class T, or Class B shares are
eligible for this program. Aggregate redemptions per    12-month period
from your Class B account may not exceed 10% of the account value    and
are not subject to a CDSC    . Because of Class A's and Class T's front-end
sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
   EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "TRANSACTION DETAILS" ON PAGE 31.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such
reinvestment is made within    90     days of redemption. Under these
circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.

   EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN "SALES CHARGE REDUCTIONS AND WAIVERS" ON PAGE 33.
    A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
    1. Purchased by a trust institution or bank trust department that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
    2. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
    3. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (2), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "SALES CHARGE REDUCTIONS AND WAIVERS" ON PAGE 34.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10)
and (13), above),    Class A shares without a sales charge (as described in
(1), (2), and (3) above),     or Institutional Class shares. Because
Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify. THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts; or
       3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.


SUPPLEMENT TO FIDELITY ADVISOR FOCUS FUNDS: CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 24, 1997
   EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 25.
    CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.25% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a trust institution or bank trust department that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
2. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
3. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (2), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 26.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived
(1) in the case of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue
Code;    or (3) in connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
EFFECTIVE MAY 9, 1997, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 27.
CLASS A, CLASS T,    CLASS B    , AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to
a person named by you, or to your bank checking account.    If you own
Class B shares worth $10,000 or more you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage
of the value of your account or a fixed dollar amount.     Your Systematic
Withdrawal Program payments are drawn from Class A, Class T,    Class
B,     or Institutional Class share redemptions, as applicable. If
Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "TRUSTEES AND OFFICERS" BEGINNING ON PAGE 29.
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates currently serves as a Trustee for the following trust: Fidelity Advisor Series V. WILLIAM O. McCOY (63) Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996) and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988). Mr. McCoy currently serves as a Trustee for the following trust: Fidelity Advisor Series V.
The following table sets forth information describing the compensation of each Trustee of each fund for his or her services as trustee for each fund for its most recent fiscal year end.
COMPENSATION TABLE

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Table Width is 287 characters.


Aggregate
 Compensation
 from         J. Gary Ralph Phyllis Richard Edward  E.      Donald PeterS. William Gerald Edward     Marvin     Thomas
a FundA       Burkhea F.Cox Burke   J.      C.      Bradley J.Kirk Lynch
                                                                   (double
                                                                   dagger) O.      C.     H.         L. Mann    R.
              d(double
              dagger)       Davis   Flynn
                                    (double
                                    dagger)
                                    (double
                                    dagger) Johnson Jones                  McCoy   McDono Malone                Williams
                                            3d
                                            (double
                                            dagger)                        (double
                                                                           dagger)
                                                                           (double
                                                                           dagger)
                                                                           (double
                                                                           dagger) ugh    (double
                                                                                          dagger)
                                                                                          (double
                                                                                          dagger)

Consumer
 Industries*  $ 0     $ 7   $ 7     $ 0     $ 0     $ 7     $ 7    $ 0     $ 0     $ 8    $ 0        $ 7        $ 7

Cyclical
 Industries*  0       7     7       0       0       7       7      0       0       8      0            7          7

Financial
 Services*    0       9     9       0       0       9       9      0       0       11     0            9          9

Health
 Care*        0       16    16      0       0       16      16     0       0       20     0           16         16

Natural
 Resources**,B0       152   146     187     0       147     149    0       84      148    148         148        150

Technology*   0       16    16      1       0       16      16     0       0       20     1           16         16

Utilities
 Growth*      0       12    12      0       0       12      12     0       0       15     0           12         12

TOTAL
 COMPENSATION
 FROM THE     0    137,700  134,700 168,000 0       134,700 136,200 0      85,333 136,200 136,200   134,700    136,200
FUND COMPLEX+,A




* Estimated for the fiscal year ending July 31, 1997.
** Fiscal year ended October 31, 1996.
(double dagger) Interested Trustees of each fund are compensated by FMR. (double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of each trust.
+ Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.

SUPPLEMENT TO THE FIDELITY
ADVISOR INTERNATIONAL FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28, 1997 PROSPECTUS
Effective May 9, 1997, the following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 29, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 26, and "Sales Charge Reductions and Waivers," page 29, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 29, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 26, for CDSC schedules and related information. Effective May 9, 1997, the following information replaces similar information found in "How to Buy Shares" on page 20.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 26, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 29, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 26.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
Effective May 9, 1997, the following information replaces similar information found in "Investor Services" on page 23.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T or Class B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
Effective May 9, 1997, the following information replaces similar information found in "Transaction Details" on page 26.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.

Effective May 9, 1997, the following information supplements information found in "Sales Charge Reductions and Waivers" on page 29.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:
4. Purchased by a trust institution or bank trust department that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
5. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
6. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (2) certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
Effective May 9, 1997, the following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 29.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above), Class A shares without a sales charge (as described in
(1), (2), and (3) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify. THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.